Schedule of Investments (unaudited)
December 31, 2025
iShares® Preferred and Income Securities ETF
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Corporate Bonds
Textiles, Apparel & Luxury Goods — 0.0%
Fossil Group, Inc., 7.50%, 06/30/29	USD	1,175	$ 1,101,093
Total Corporate Bonds — 0.0% (Cost: $807,330)			1,101,093

	Shares
Preferred Securities
Preferred Stocks — 99.2%
Aerospace & Defense — 4.3%
Boeing Co. (The), 6.00%(a)	8,708,740	601,425,584
Automobiles — 1.0%
Ford Motor Co.
6.00%	2,423,296	49,968,363
6.50%, NVS	1,817,494	40,421,067
6.20%	2,271,844	48,004,064
		138,393,494
Banks — 24.6%
Associated Banc-Corp
6.63%	908,674	22,580,549
Series E, 5.88%, NVS(b)	318,359	6,809,699
Series F, 5.63%, NVS(b)	309,424	6,371,040
Atlantic Union Bankshares Corp., Series A, 6.88%, NVS(b)	524,126	12,751,986
Banc of California, Inc., Series F, 7.75%, NVS(b)	1,575,812	39,678,946
Bank of America Corp.
Series 02, (3-mo. CME Term SOFR + 0.912%), 4.73%, NVS(b)(c)	557,300	10,287,758
Series 4, (3-mo. CME Term SOFR + 1.012%), 4.83%, NVS(b)(c)	380,669	7,575,313
Series 5, (3-mo. CME Term SOFR + 0.762%), 4.63%, NVS(b)(c)	757,453	14,588,545
Series E, (3-mo. CME Term SOFR + 0.612%), 4.46%, NVS(b)(c)	576,885	10,874,282
Series GG, 6.00%(b)	2,697,518	67,707,702
Series HH, 5.88%, NVS(b)	1,690,343	41,464,114
Series K*, 6.45%	2,092,448	53,420,197
Series KK, 5.38%, NVS(b)	2,757,798	60,643,978
Series L, 7.25%, NVS(a)(b)	154,917	193,956,084
Series LL, 5.00%, NVS(b)	2,592,906	53,828,729
Series NN, 4.38%, NVS(b)	2,130,984	38,656,050
Series PP, 4.13%, NVS(b)	1,800,872	30,920,972
Series QQ, 4.25%, NVS(b)	2,578,130	45,478,213
Series SS, 4.75%, NVS(b)	1,350,095	26,583,371
Bank of Hawaii Corp.
8.00%(b)	501,367	13,411,567
Series A, 4.38%, NVS(b)	562,968	9,283,342
Bank OZK, Series A, 4.63%, NVS(b)	1,060,197	17,514,454
Cadence Bank, Series A, 5.50%, NVS(b)(d)	551,039	11,847,339
Citizens Financial Group, Inc.
7.38%, NVS(b)	1,228,047	32,359,038
Series E, 5.00%, NVS(b)	1,402,853	26,822,549
Series I, 6.50%, NVS(b)	1,211,670	30,764,301
Comerica, Inc., Series B, 6.88%(b)	1,211,670	31,624,587
ConnectOne Bancorp, Inc., Series A, 5.25%, NVS(b)	358,462	8,778,734
Cullen/Frost Bankers, Inc., Series B, 4.45%, NVS(b)	454,300	7,886,648
Dime Community Bancshares, Inc., 5.50%, NVS(b)	409,901	7,333,129
Security	Shares	Value
Banks (continued)
Fifth Third Bancorp
Series A, 6.00%, NVS(b)	623,504	$ 15,369,374
Series I, (3-mo. CME Term SOFR + 3.972%), 7.97%, NVS(b)(c)	1,381,649	35,356,398
Series K, 4.95%, NVS(b)	779,350	15,072,629
First Busey Corp., Series B, 8.25%, NVS(b)	651,226	16,769,070
First Citizens BancShares, Inc.
Series A, 5.38%, NVS(b)	1,075,495	21,724,999
Series C, 5.63%, NVS(b)	623,504	13,212,050
First Horizon Corp.
Series E, 6.50%, NVS(b)	454,300	10,984,974
Series F, 4.70%(b)	454,300	7,991,137
Flagstar Bank N.A.
6.00%, NVS(a)	225,996	9,051,140
Series A., 6.38%, NVS(b)	1,581,075	35,732,295
Fulton Financial Corp., Series A, 5.13%, NVS(b)	633,794	11,934,341
Hancock Whitney Corp., 6.25%	522,477	12,037,870
Huntington Bancshares, Inc.
Series C, 5.70%, NVS(b)	545,598	12,046,804
Series H, 4.50%, NVS(b)	1,558,700	26,638,183
Series J, 6.88%, NVS(b)	1,014,496	25,758,053
JPMorgan Chase & Co.
Series DD, 5.75%, NVS(b)	5,138,137	128,042,374
Series EE, 6.00%, NVS(b)	5,603,909	140,882,272
Series GG, 4.75%, NVS(b)	2,763,269	55,928,565
Series JJ, 4.55%, NVS(b)	4,543,686	88,147,508
Series LL, 4.63%, NVS(b)	5,603,908	110,060,753
Series MM, 4.20%, NVS(b)	6,058,257	110,684,355
KeyCorp
6.20%, NVS(b)	1,817,494	46,127,998
Series E, 6.13%, NVS(b)(d)	1,514,597	37,531,714
Series F, 5.65%, NVS(b)	1,287,359	27,317,758
Series G, 5.63%, NVS(b)	1,363,148	28,980,527
Live Oak Bancshares, Inc., Series A, 8.38%, NVS(b)	312,263	7,978,320
M&T Bank Corp.
Series H, 5.63%, NVS(b)(d)	757,223	18,650,403
Series J, 7.50%, NVS(b)	2,271,843	60,317,432
Series K, 6.35%, NVS(b)	1,366,950	35,075,937
Midland States Bancorp, Inc., 7.75%, NVS(b)	358,462	8,968,719
Old National Bancorp
Series A, 7.00%, NVS(b)	327,103	8,151,407
Series C, 7.00%, NVS(b)	389,996	9,831,799
Pinnacle Financial Partners, Inc., Series B, 6.75%, NVS(b)	701,664	17,555,633
Popular Capital Trust II, 6.13%	307,927	7,713,571
Regions Financial Corp.
6.95%(b)	1,535,242	39,010,499
Series C, 5.70%, NVS(b)	1,535,229	36,062,529
Series E, 4.45%, NVS(b)	1,211,620	20,900,445
Synovus Financial Corp.
Series D, (3-mo. CME Term SOFR + 3.614%), 7.31%, NVS(b)(c)	623,504	15,774,651
Series E, 8.40%, NVS(b)	1,060,197	27,406,092
Texas Capital Bancshares, Inc., Series B, 5.75%, NVS(b)(d)	935,272	18,780,262
Truist Financial Corp.
Series I, (3-mo. CME Term SOFR + 0.792%), 4.44%, NVS(b)(c)	549,202	10,863,216
Series O, 5.25%, NVS(b)	1,765,369	38,043,702
Series R, 4.75%, NVS(b)	2,840,090	54,529,728

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Preferred and Income Securities ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
U.S. Bancorp
Series A, (3-mo. CME Term SOFR + 1.282%), 5.19%, NVS(b)(c)	44,091	$ 33,706,467
Series B*, (3-mo. CME Term SOFR + 0.862%), 4.77%, NVS(b)(c)	3,070,231	54,803,623
Series K, 5.50%, NVS(b)	1,741,759	39,189,578
Series L, 3.75%, NVS(b)	1,558,700	23,894,871
Series M, 4.00%, NVS(b)	2,302,768	37,627,229
Series O, 4.50%, NVS(b)	1,402,853	25,475,810
UMB Financial Corp., 7.75%, NVS(b)	935,272	25,252,344
Valley National Bancorp
Series A, (3-mo. CME Term SOFR + 4.112%), 7.76%, NVS(b)(c)	358,462	9,065,504
Series B, (3-mo. CME Term SOFR + 3.840%), 7.53%, NVS(b)(c)	311,769	7,928,286
Series C, 8.25%(b)	467,581	12,231,919
WaFd, Inc., Series A, 4.88%, NVS(b)	915,171	15,338,266
Webster Financial Corp.
Series F, 5.25%, NVS(b)	454,300	8,677,130
Series G, 6.50%(b)	429,758	10,133,694
Wells Fargo & Co.
Series AA, 4.70%, NVS(b)	3,145,726	60,869,798
Series CC, 4.38%, NVS(b)	2,803,469	50,798,858
Series DD, 4.25%, NVS(b)	3,358,225	59,675,658
Series L, 7.50%, NVS(a)(b)	273,380	331,336,560
Series Y, 5.63%, NVS(b)(d)	1,832,835	44,519,562
Series Z, 4.75%, NVS(b)	5,490,217	107,004,329
WesBanco, Inc., Series B, 7.38%(b)	706,053	18,209,107
Western Alliance Bancorp, Series A, 4.25%, NVS(b)	935,272	21,211,969
Wintrust Financial Corp., Series F, 7.88%(b)	1,289,259	33,378,916
		3,451,130,180
Broadline Retail — 0.3%
Dillard’s Capital Trust I, 7.50%	605,798	15,859,792
QVC Group, Inc., 8.00%	991,207	3,607,993
QVC, Inc.
6.25%	1,515,310	12,380,083
6.38%	680,253	5,523,654
		37,371,522
Capital Markets — 12.4%
Affiliated Managers Group, Inc.
4.20%	618,846	9,511,663
4.75%	844,354	14,320,244
5.88%	908,699	19,091,766
6.75%	1,381,649	33,574,071
Ares Management Corp., Series B, 6.75%, NVS(a)	2,271,843	114,500,887
B Riley Financial, Inc.
6.50%	546,855	11,631,606
6.00%	665,237	9,213,532
5.50%(d)	314,266	7,765,513
5.25%(d)	1,173,964	14,439,757
5.00%(d)	607,291	12,273,351
Bank of New York Mellon Corp. (The), Series K, 6.15%, NVS(b)	1,535,235	39,378,778
Brookfield Finance I UK PLC, 4.50%(b)	696,703	10,541,116
Brookfield Finance, Inc., Series 50, 4.63%, NVS	1,211,670	19,944,088
Brookfield Oaktree Holdings LLC
Series A, 6.63%, NVS(b)	552,656	11,594,723
Series B, 6.55%, NVS(b)	711,869	14,700,095
Carlyle Finance LLC, 4.63%, NVS	1,514,596	25,899,592
Security	Shares	Value
Capital Markets (continued)
Charles Schwab Corp. (The)
Series D, 5.95%, NVS(b)	2,271,844	$ 56,796,100
Series J, 4.45%, NVS(b)	1,817,494	34,059,838
CION Investment Corp., 7.50%	460,517	11,591,213
Crescent Capital BDC, Inc., 5.00%	342,156	8,571,008
DigitalBridge Group, Inc.
Series H, 7.13%, NVS(b)	644,421	14,325,479
Series I, 7.15%, NVS(b)	974,413	21,631,969
Series J, 7.13%, NVS(b)	879,485	19,515,772
Gladstone Investment Corp.
5.00%, NVS	392,577	9,873,312
4.88%	407,567	9,724,549
7.88%	383,192	9,825,043
Goldman Sachs Group, Inc. (The)
Series A, (3-mo. CME Term SOFR + 1.012%), 4.88%, NVS(b)(c)	2,302,690	44,557,051
Series C, (3-mo. CME Term SOFR + 1.012%), 4.88%, NVS(b)(c)	613,562	12,295,782
Series D, (3-mo. CME Term SOFR + 0.932%), 4.80%, NVS(b)(c)	4,089,267	79,536,243
KKR & Co., Inc.
Series D, 6.25%(a)	3,918,954	203,158,575
Series T, 6.88%	1,787,211	45,663,241
KKR Group Finance Co. IX LLC, 4.63%, NVS	1,533,854	26,796,429
Morgan Stanley
Series A, (3-mo. CME Term SOFR + 0.962%), 4.87%(b)(c)	3,332,065	64,308,854
Series E, 7.13%, NVS(b)	2,612,603	65,968,226
Series F, 6.88%, NVS(b)	2,574,744	64,651,822
Series I, 6.38%, NVS(b)	3,029,168	75,729,200
Series K, 5.85%, NVS(b)	3,029,168	74,275,199
Series L, 4.88%, NVS(b)	1,514,596	30,958,342
Series O, 4.25%, NVS(b)	3,937,863	69,463,903
Series P, 6.50%, NVS(b)	3,029,167	77,152,883
Series Q, 6.63%, NVS(b)	3,029,167	79,152,134
New Mountain Finance Corp., 8.25%	347,444	8,856,348
Northern Trust Corp., Series E, 4.70%, NVS(b)	1,228,046	23,848,653
Prospect Capital Corp., Series A, 5.35%(b)	401,326	6,629,906
Saratoga Investment Corp., Series 2027, 6.00%	319,547	7,911,984
State Street Corp., Series G, 5.35%, NVS(b)(c)	1,514,597	34,002,703
Stifel Financial Corp.
5.20%	681,537	13,951,062
Series B, 6.25%, NVS(b)	490,875	11,653,373
Series C, 6.13%, NVS(b)	681,537	15,845,735
Series D, 4.50%, NVS(b)	908,699	15,538,753
Trinity Capital, Inc.
7.88%, NVS	354,276	8,927,755
7.88%	360,515	9,110,214
		1,734,239,435
Chemicals — 1.5%
Albemarle Corp., 7.25%, NVS(a)	3,483,517	206,886,075
EIDP, Inc., Series B, 4.50%, NVS(b)	128,340	8,720,703
		215,606,778
Commercial Services & Supplies — 0.2%
Pitney Bowes, Inc., 6.70%	1,061,331	21,640,539
Consumer Finance — 2.6%
Atlanticus Holdings Corp.
6.13%(d)	448,906	11,110,424
9.25%, NVS	506,535	12,800,139
Capital One Financial Corp.
Series I, 5.00%, NVS(b)	4,543,734	86,376,383

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Preferred and Income Securities ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Consumer Finance (continued)
Capital One Financial Corp.
Series J, 4.80%, NVS(b)	3,786,414	$ 68,496,229
Series K, 4.63%, NVS(b)	383,846	6,724,982
Series L, 4.38%, NVS(b)	2,044,656	34,227,541
Series N, 4.25%, NVS(b)	1,287,409	20,907,522
Navient Corp., 6.00%	908,699	18,482,938
SLM Corp., Series B, (3-mo. CME Term SOFR + 1.962%), 5.69%(b)(c)(d)	190,131	13,854,846
Synchrony Financial
Series A, 5.63%, NVS(b)	2,303,672	45,128,935
Series B, 8.25%, NVS(b)	1,535,228	40,361,144
		358,471,083
Diversified REITs — 0.4%
Armada Hoffler Properties, Inc., Series A, 6.75%, NVS(b)	518,220	10,949,989
CTO Realty Growth, Inc., Series A, 6.38%, NVS(b)	361,725	7,415,362
Global Net Lease, Inc.
Series A, 7.25%, NVS(b)	514,894	12,017,626
Series B, 6.88%(b)	360,432	8,289,936
Series D, 7.50%, NVS(b)	600,802	14,990,010
LXP Industrial Trust, Series C, 6.50%, NVS(a)(b)	148,006	6,971,083
		60,634,006
Diversified Telecommunication Services — 2.5%
AT&T Inc.
5.35%	4,006,018	89,214,021
Series A, 5.00%, NVS(b)	3,634,965	73,208,195
Series C, 4.75%, NVS(b)	5,301,010	100,825,210
Qwest Corp.
6.75%	1,999,204	37,984,876
6.50%, NVS	2,960,963	55,606,885
		356,839,187
Electric Utilities — 9.0%
BIP Bermuda Holdings I Ltd., 5.13%(b)	908,699	15,020,794
Brookfield BRP Holdings Canada, Inc.
4.63%, NVS(b)	1,061,678	16,328,608
4.88%(b)	787,607	12,767,109
7.25%(b)	454,349	11,367,812
Brookfield Infrastructure Finance ULC
5.00%	757,247	12,335,554
7.25%	478,590	11,735,027
Duke Energy Corp.
5.63%	1,514,596	37,259,062
Series A, 5.75%, NVS(b)	3,029,167	75,638,300
Entergy Arkansas LLC, 4.88%(d)	1,241,957	25,708,510
Entergy Louisiana LLC, 4.88%	817,868	16,725,401
Entergy Mississippi LLC, 4.90%	787,607	16,177,448
Georgia Power Co., Series 2017, 5.00%	817,893	18,320,803
NextEra Energy Capital Holdings, Inc.
Series N, 5.65%	2,082,543	49,585,349
Series U, 6.50%	2,650,350	67,106,862
NextEra Energy, Inc.
7.30%(a)	3,029,167	156,819,975
7.23%(a)(d)	2,271,843	110,752,346
Pacific Gas & Electric Co., Series A, 6.00%(b)	318,953	6,994,639
PG&E Corp., Series A, 6.00%, NVS(a)	2,438,461	99,976,901
SCE Trust II, 5.10%, NVS(b)	666,417	11,815,573
SCE Trust VI, 5.00%, NVS(b)	1,438,858	25,050,518
SCE Trust VII, Series M, 7.50%(b)	1,666,045	42,117,617
SCE Trust VIII, Series N, 6.95%, NVS(b)	1,060,226	25,201,572
Security	Shares	Value
Electric Utilities (continued)
Southern Co. (The)
5.25%	1,363,147	$ 29,457,607
6.50%	1,711,497	43,472,024
Series 2020, 4.95%	3,029,167	61,310,340
Series A, 7.13%(a)	3,037,639	152,975,500
Series C, 4.20%	2,271,843	40,302,495
Xcel Energy, Inc., 6.25%	2,726,325	68,049,072
		1,260,372,818
Electrical Equipment — 0.1%
Babcock & Wilcox Enterprises, Inc., Series A, 7.75%, NVS(b)	580,759	11,562,912
Electronic Equipment, Instruments & Components — 0.4%
Novanta, Inc., 6.50%(a)	937,180	51,526,156
Financial Services — 5.6%
Apollo Global Management, Inc.
6.75%(a)	2,177,173	164,420,105
7.63%	1,842,259	48,525,102
Citigroup Capital XIII, (3-mo. CME Term SOFR + 6.632%), 10.47%, NVS(c)	6,803,330	205,460,566
Compass Diversified Holdings
Series A, 7.25%, NVS(b)	358,691	5,740,849
Series B, 7.88%, NVS(b)	569,776	10,119,222
Series C, 7.88%, NVS(b)	598,733	10,867,004
Corebridge Financial, Inc., 6.38%	1,842,259	42,832,522
Equitable Holdings, Inc.
Series A, 5.25%, NVS(b)	2,430,871	49,103,594
Series C, 4.30%(b)	911,549	14,830,902
Federal Agricultural Mortgage Corp.
Series D, 5.70%, NVS(b)	307,031	6,459,932
Series F, 5.25%, NVS(b)	368,362	7,175,692
Series G, 4.88%, NVS(b)	383,852	6,924,690
Series H, 6.50%(b)	309,423	7,720,104
Jackson Financial, Inc., 8.00%(b)	1,671,247	43,569,409
Merchants Bancorp
8.25%, NVS(b)	432,789	10,984,185
7.63%, NVS(b)	696,703	15,836,059
Series C, 6.00%, NVS(b)	594,225	10,915,913
National Rural Utilities Cooperative Finance Corp., Series US, 5.50%	757,257	17,916,701
Shift4 Payments, Inc., 6.00%, NVS(a)	757,247	60,587,333
TPG Operating Group II LP, 6.95%, NVS	1,211,670	30,110,000
Voya Financial, Inc., Series B, 5.35%, NVS(b)	908,699	22,472,126
		792,572,010
Food Products — 1.3%
CHS, Inc.
8.00%, NVS(b)	929,330	25,742,441
Series 1, 7.88%, NVS(b)	1,625,075	42,219,448
Series 2, 7.10%, NVS(b)(c)	1,272,243	31,691,573
Series 3, 6.75%, NVS(b)(c)	1,491,582	36,856,991
Series 4, 7.50%(b)	1,567,557	39,753,246
		176,263,699
Gas Utilities — 0.2%
Entergy New Orleans LLC, 5.50%	336,841	7,535,133
Spire, Inc., Series A, 5.90%, NVS(b)	757,247	18,158,783
		25,693,916
Health Care Providers & Services — 0.5%
BrightSpring Health Services, Inc., 6.75%, NVS(a)	605,798	76,457,766

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Preferred and Income Securities ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care REITs — 0.2%
Diversified Healthcare Trust
6.25%, NVS	767,539	$ 13,431,933
5.63%	1,060,222	16,974,154
		30,406,087
Hotel & Resort REITs — 0.7%
Braemar Hotels & Resorts, Inc., Series B, 5.50%, NVS(a)(b)	230,657	3,416,030
Chatham Lodging Trust, Series A, 6.63%, NVS(b)	361,424	7,116,438
Pebblebrook Hotel Trust
Series E, 6.38%, NVS(b)	336,035	6,411,548
Series F, 6.30%, NVS(b)	460,509	8,772,696
Series G, 6.38%, NVS(b)	696,678	13,027,879
Series H, 5.70%, NVS(b)	610,763	10,798,290
RLJ Lodging Trust, Series A, 1.95%(a)(b)	975,374	24,286,813
Summit Hotel Properties, Inc.
Series E, 6.25%, NVS(b)	484,609	8,771,423
Series F, 5.88%, NVS(b)	301,894	5,464,281
Sunstone Hotel Investors, Inc.
Series H, 6.13%(b)	346,627	6,915,209
Series I, 5.70%, NVS(b)	307,032	5,922,647
		100,903,254
Hotels, Restaurants & Leisure — 0.0%
FAT Brands, Inc., Series B, 8.25%, NVS(b)	683,937	352,570
Independent Power and Renewable Electricity Producers — 0.3%
Brookfield Renewable Partners LP, Series 17, 5.25%, NVS(b)	604,600	11,033,950
Tennessee Valley Authority
Series A, (30-yr. CMT + 0.840%), 2.22%(c)(d)	631,134	15,399,670
Series D, (30-yr. CMT + 0.940%), 2.13%(c)	776,847	18,683,170
		45,116,790
Insurance — 9.7%
AEGON Funding Co. LLC, 5.10%, NVS	2,801,931	55,113,983
Allstate Corp. (The)
(3-mo. CME Term SOFR + 3.427%), 7.08%, NVS(c)	1,514,596	39,197,744
Series H, 5.10%, NVS(b)	3,483,517	72,944,846
Series I, 4.75%, NVS(b)	908,699	17,610,587
Series J, 7.38%(b)	1,817,494	47,818,267
American Financial Group, Inc.
5.88%	378,611	8,159,067
4.50%	613,562	10,375,333
5.63%	454,349	9,418,655
5.13%	613,562	11,651,542
American National Group, Inc., 7.38%, NVS(b)	908,699	22,726,562
Arch Capital Group Ltd.
Series F, 5.45%, NVS(b)	999,603	20,261,953
Series G, 4.55%(b)	1,535,228	25,638,308
Aspen Insurance Holdings Ltd.
5.63%, NVS(b)(d)	667,926	13,091,350
5.63%, NVS(b)	846,188	16,822,217
7.00%, NVS(b)	681,537	16,881,672
Assurant, Inc., 5.25%	757,247	14,728,454
Athene Holding Ltd.
7.25%, NVS	1,741,758	43,578,785
Series A, 6.35%, NVS(b)	2,612,613	64,270,280
Series B, 5.63%, NVS(b)	1,051,872	21,142,627
Series D, 4.88%(b)	1,741,758	29,662,139
Series E, 7.75%, NVS(b)	1,514,596	38,909,971
Axis Capital Holdings Ltd., Series E, 5.50%, NVS(b)	1,671,247	33,324,665
Security	Shares	Value
Insurance (continued)
Brighthouse Financial, Inc.
6.25%	1,151,384	$ 19,251,140
Series A, 6.60%, NVS(b)	1,304,861	19,899,130
Series B, 6.75%, NVS(b)	1,235,902	19,144,122
Series C, 5.38%(b)	1,765,369	22,031,805
Series D, 4.63%, NVS(b)	1,060,197	11,704,575
CNO Financial Group, Inc., 5.13%	454,350	8,632,650
F&G Annuities & Life, Inc.
7.95%, NVS	1,059,236	26,957,556
7.30%	1,151,383	25,480,106
Globe Life, Inc., 4.25%, NVS	984,508	16,490,509
Hartford Insurance Group, Inc. (The), Series G, 6.00%, NVS(b)	1,059,248	26,512,977
Kemper Corp., 5.88%	454,349	10,631,767
Lincoln National Corp., Series D, 9.00%(b)	1,519,322	40,763,409
Maiden Holdings Ltd., 6.63%	332,003	4,316,039
Maiden Holdings North America Ltd., 7.75%(d)	458,260	7,240,508
MetLife, Inc.
Series A, (3-mo. CME Term SOFR + 1.262%), 4.99%, NVS(b)(c)	1,817,494	39,294,220
Series E, 5.63%, NVS(b)(d)	2,438,461	57,913,449
Series F, 4.75%, NVS(b)	3,029,167	59,765,465
Prudential Financial, Inc.
5.95%	908,699	22,444,865
5.63%	1,734,855	41,324,246
4.13%, NVS	1,514,597	26,126,798
Reinsurance Group of America, Inc.
7.13%	2,120,458	53,944,452
5.75%, NVS(d)	1,211,670	30,073,649
RenaissanceRe Holdings Ltd.
Series F, 5.75%, NVS(b)	757,247	16,704,869
Series G, 4.20%, NVS(b)	1,514,596	23,900,325
Selective Insurance Group, Inc., Series B, 4.60%(b)	605,638	10,126,267
SiriusPoint Ltd., Series B, 8.00%, NVS(b)	607,691	15,356,352
Unum Group, 6.25%	908,699	21,009,121
W R Berkley Corp.
5.70%	560,346	12,383,647
5.10%	908,699	17,828,674
4.13%	908,699	14,820,881
4.25%	757,247	12,547,583
		1,367,950,163
Leisure Products — 0.1%
Brunswick Corp., 6.38%	651,251	16,476,650
Life Sciences Tools & Services — 0.5%
Bruker Corp., 6.38%(a)	208,992	76,491,072
Marine Transportation — 0.1%
Global Ship Lease, Inc., 8.75%, NVS(b)	329,174	8,568,399
Media — 0.2%
Liberty Broadband Corp., Series A, 7.00%(b)	543,998	13,077,712
STRIVE, Inc., 12.00%(b)	151,874	14,441,699
		27,519,411
Mortgage Real Estate Investment Trusts (REITs) — 6.3%
ACRES Commercial Realty Corp.
Series C, (3-mo. CME Term SOFR + 5.927%), 9.58%(b)(c)	366,325	9,231,390
Series D, 7.88%, NVS(b)	341,358	7,564,493
Adamas Trust, Inc.
9.88%	349,291	9,036,158
Series D, 8.00%, NVS(b)	465,554	10,083,900

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Preferred and Income Securities ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Adamas Trust, Inc.
Series E, 11.25%, NVS(b)(c)	564,706	$ 13,936,944
Series F, 6.88%, NVS(b)	439,599	9,838,226
AGNC Investment Corp.
Series C, (3-mo. CME Term SOFR + 5.373%), 9.28%, NVS(b)(c)	984,509	24,868,697
Series D, (3-mo. CME Term SOFR + 4.594%), 8.50%, NVS(b)(c)	711,869	17,447,909
Series E, (3-mo. CME Term SOFR + 5.255%), 9.16%, NVS(b)(c)	1,219,205	30,492,317
Series F, (3-mo. CME Term SOFR + 4.959%), 8.86%, NVS(b)(c)	1,741,759	42,742,766
Series G, 7.75%, NVS(b)	454,325	11,244,544
Series H, 8.75%, NVS(b)	1,045,056	26,377,213
Annaly Capital Management, Inc.
Series F, (3-mo. CME Term SOFR + 5.255%), 8.91%, NVS(b)(c)	2,181,013	55,528,591
Series G, (3-mo. CME Term SOFR + 4.434%), 8.09%, NVS(b)(c)	1,304,839	32,529,636
Series I, (3-mo. CME Term SOFR + 5.251%), 8.90%, NVS(b)(c)	1,358,565	34,738,507
Series J, 8.88%, NVS(b)	833,154	21,653,672
Arbor Realty Trust, Inc.
Series D, 6.38%, NVS(b)	698,884	11,915,972
Series E, 6.25%, NVS(b)	436,784	7,372,914
Series F, 6.25%, NVS(b)	861,597	18,748,351
ARMOUR Residential REIT, Inc., Series C, 7.00%(b)	519,771	10,863,214
Chimera Investment Corp.
8.88%	368,964	9,260,996
Series A, 8.00%, NVS(b)	448,469	9,794,563
Series B, (3-mo. CME Term SOFR + 6.053%), 9.74%, NVS(b)(c)	984,509	22,889,834
Series C, (3-mo. CME Term SOFR + 5.005%), 8.69%, NVS(b)(c)	787,608	16,799,679
Series D, (3-mo. CME Term SOFR + 5.600%), 9.29%, NVS(b)(c)(d)	618,842	14,078,656
Dynex Capital, Inc., Series C, (3-mo. CME Term SOFR + 5.723%), 9.37%, NVS(b)(c)	336,575	8,609,589
Ellington Financial, Inc.
9.99%, NVS(b)(c)	352,797	8,894,012
Series B, 6.25%, NVS(b)	365,071	8,498,853
Series C, 8.63%(b)	302,901	7,566,467
Franklin BSP Realty Trust, Inc., Series E, 7.50%, NVS(b)	782,168	16,683,643
Granite Point Mortgage Trust, Inc., Series A, 7.00%, NVS(b)	623,182	12,569,581
Invesco Mortgage Capital, Inc., Series C, 7.50%, NVS(b)	529,054	12,935,370
KKR Real Estate Finance Trust, Inc., Series A, 6.50%, NVS(b)	992,831	18,139,022
MFA Financial, Inc.
8.88%, NVS	353,375	8,905,050
Series B, 7.50%, NVS(b)	605,799	11,952,414
Series C, (3-mo. CME Term SOFR + 5.607%), 9.26%, NVS(b)(c)	832,986	19,008,741
PennyMac Mortgage Investment Trust
9.00%, NVS	529,298	13,608,252
9.00%	322,072	8,225,719
Series A, 8.13%, NVS(b)(c)	355,821	8,536,146
Series B, 8.00%, NVS(b)(c)	590,707	13,964,314
Series C, 6.75%, NVS(b)	757,248	13,986,371
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Ready Capital Corp.
5.75%	398,818	$ 9,990,391
9.00%	398,848	8,359,854
Series E, 6.50%, NVS(b)	352,797	4,928,574
Redwood Trust, Inc., 9.50%	303,747	7,958,171
Rithm Capital Corp.
Series A, (3-mo. CME Term SOFR + 6.064%), 9.92%, NVS(b)(c)	325,634	8,326,461
Series B, (3-mo. CME Term SOFR + 5.902%), 9.75%(b)(c)	864,412	22,094,371
Series C, (3-mo. CME Term SOFR + 5.231%), 9.08%, NVS(b)(c)	1,204,310	29,951,190
Series D, 7.00%, NVS(b)	1,408,575	34,693,202
Series E, 8.75%(b)	583,406	14,900,189
TPG RE Finance Trust, Inc., Series C, 6.25%, NVS(b)	609,631	10,973,358
Two Harbors Investment Corp.
9.38%	348,353	8,977,057
Series A, 8.13%, NVS(b)	382,454	9,201,843
Series B, 7.63%, NVS(b)	769,338	18,125,603
Series C, (3-mo. CME Term SOFR + 5.273%), 8.92%, NVS(b)(c)	731,617	18,070,940
		877,673,890
Multi-Utilities — 2.0%
Algonquin Power & Utilities Corp., Series 19-A, 8.86%, NVS(c)	1,060,222	26,982,650
Brookfield Infrastructure Partners LP
Series 13, 5.13%, NVS(b)	604,194	10,120,249
Series 14, 5.00%, NVS(b)	603,658	9,887,918
CMS Energy Corp.
5.88%	1,908,373	44,178,835
5.88%, NVS	848,152	19,210,643
5.63%	613,562	13,473,821
Series C, 4.20%, NVS(b)	696,678	12,157,031
DTE Energy Co.
4.38%	848,127	14,562,341
Series E, 5.25%	1,211,670	25,614,704
Series G, 4.38%	696,678	11,878,360
Series H, 6.25%	1,817,494	45,237,426
Sempra, 5.75%	2,294,554	50,732,589
		284,036,567
Office REITs — 0.7%
City Office REIT, Inc., Series A, 6.63%, NVS(b)	343,487	8,700,526
Hudson Pacific Properties, Inc., Series C, 4.75%, NVS(b)(d)	1,287,409	19,967,714
SL Green Realty Corp., Series I, 6.50%, NVS(b)	696,703	14,630,763
Vornado Realty Trust
Series L, 5.40%, NVS(b)	910,818	16,094,154
Series M, 5.25%, NVS(b)	967,791	16,404,057
Series N, 5.25%, NVS(b)(d)	908,699	15,357,013
Series O, 4.45%, NVS(b)(d)	920,303	13,114,318
		104,268,545
Oil, Gas & Consumable Fuels — 0.6%
El Paso Energy Capital Trust I, 4.75%(a)	333,996	16,415,903
NGL Energy Partners LP, Series B, (3-mo. CME Term SOFR + 7.475%), 11.13%, NVS(b)(c)	952,022	22,829,488
Seapeak LLC
9.00%, NVS(b)	360,702	9,143,796
Series B, 8.50%, NVS(b)	491,405	12,525,913
TransCanada PipeLines Ltd., 6.25%	1,120,941	27,507,892
		88,422,992

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Preferred and Income Securities ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Management & Development — 0.4%
Brookfield Property Partners LP
Series A, 5.75%, NVS(b)	870,830	$ 11,582,039
Series A-1, 6.50%, NVS(b)	557,317	8,136,828
Series A2, 6.38%, NVS(b)	757,248	10,813,502
Brookfield Property Preferred LP, 6.25%	2,032,890	31,509,795
		62,042,164
Residential REITs — 0.3%
American Homes 4 Rent
Series G, 5.88%, NVS(b)	352,790	8,145,921
Series H, 6.25%, NVS(b)	352,797	8,576,495
UMH Properties, Inc., Series D, 6.38%, NVS(b)	975,004	21,274,587
		37,997,003
Retail REITs — 0.5%
Agree Realty Corp., Series A, 4.25%, NVS(b)(d)	530,060	9,074,627
Federal Realty Investment Trust, Series C, 5.00%, NVS(b)	454,350	9,132,435
Kimco Realty Corp.
Series L, 5.13%, NVS(b)	674,151	13,617,850
Series M, 5.25%, NVS(b)	792,460	16,364,299
Regency Centers Corp.
Series A, 6.25%, NVS(b)	352,626	8,307,869
Series B, 5.88%, NVS(b)	352,511	7,956,173
Saul Centers, Inc., Series E, 6.00%, NVS(b)	337,766	7,707,820
		72,161,073
Semiconductors & Semiconductor Equipment — 0.9%
Microchip Technology, Inc., 7.50%(a)	2,249,143	131,080,054
Software — 3.3%
Soluna Holdings, Inc., Series A, 9.00%, NVS(b)	385,238	3,640,499
Strategy, Inc.
8.00%, NVS(a)(b)(d)	1,054,548	83,056,201
10.00%, NVS(b)(d)	941,755	95,164,343
Series A, 10.00%, NVS(b)	949,595	71,779,886
Series A., 9.00%, NVS(b)(e)	2,121,281	209,571,956
		463,212,885
Specialized REITs — 2.4%
Digital Realty Trust, Inc.
Series J, 5.25%, NVS(b)(d)	605,799	12,546,097
Series K, 5.85%, NVS(b)	636,159	15,185,115
Series L, 5.20%, NVS(b)	1,045,056	21,392,296
EPR Properties
Series C, 5.75%, NVS(a)(b)	408,380	9,057,868
Series E, 9.00%, NVS(a)(b)	260,993	7,808,911
Series G, 5.75%, NVS(b)	454,350	8,923,434
Gladstone Land Corp., Series B, 6.00%(b)	443,730	8,280,002
National Storage Affiliates Trust, Series A, 6.00%, NVS(b)	684,317	14,404,873
Public Storage
Series F, 5.15%, NVS(b)	848,152	17,514,339
Series G, 5.05%, NVS(b)	908,699	18,319,372
Series H, 5.60%(b)	863,321	19,735,518
Series I, 4.88%, NVS(b)(d)	957,991	18,498,806
Series J, 4.70%, NVS(b)	783,782	14,625,372
Series K, 4.75%, NVS(b)	705,588	13,406,172
Series L, 4.63%, NVS(b)	1,711,460	31,662,010
Series M, 4.13%, NVS(b)	696,678	11,418,553
Series N, 3.88%, NVS(b)	866,624	13,372,008
Series O, 3.90%, NVS(b)	525,975	8,231,509
Series P, 4.00%, NVS(b)	1,828,820	29,096,526
Series Q, 3.95%, NVS(b)	444,777	7,005,238
Security	Shares	Value
Specialized REITs (continued)
Public Storage
Series R, 4.00%, NVS(b)	1,317,695	$ 21,030,412
Series S, 4.10%, NVS(b)	757,222	12,312,430
		333,826,861
Technology Hardware, Storage & Peripherals — 1.1%
Hewlett Packard Enterprise Co., 7.63%(a)	2,271,843	151,509,210
Trading Companies & Distributors — 0.8%
FTAI Aviation Ltd., Series C, 8.25%, NVS(b)	321,679	8,167,430
QXO, Inc., 5.50%, NVS(a)	870,855	48,027,653
Triton International Ltd.
8.00%, NVS(b)	435,413	10,976,762
7.38%, NVS(b)	536,925	13,519,772
6.88%, NVS(b)	455,573	10,523,736
7.63%(b)	454,375	11,336,656
Series E, 5.75%, NVS(b)	530,060	10,256,661
		112,808,670
Wireless Telecommunication Services — 1.2%
Array Digital Infrastructure, Inc.
6.25%(d)	320,579	6,459,667
5.50%(d)	316,663	5,598,602
Telephone & Data Systems, Inc.
Series UU, 6.63%, NVS(b)	1,272,243	26,488,099
Series VV, 6.00%, NVS(b)	2,090,108	39,816,558
T-Mobile U.S.A., Inc.
6.25%	1,191,948	29,858,297
5.50%	1,214,035	28,469,121
5.50%	1,195,765	27,693,917
		164,384,261
Total Preferred Securities — 99.2% (Cost: $15,485,171,037)		13,927,409,656
Total Long-Term Investments — 99.2% (Cost: $15,485,978,367)		13,928,510,749
Short-Term Securities
Money Market Funds — 2.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.89%(f)(g)(h)	124,904,546	124,966,998
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.72%(f)(g)	216,157,420	216,157,420
Total Short-Term Securities — 2.4% (Cost: $341,103,982)		341,124,418
Total Investments — 101.6% (Cost: $15,827,082,349)		14,269,635,167
Liabilities in Excess of Other Assets — (1.6)%		(229,192,093)
Net Assets — 100.0%		$ 14,040,443,074

(a)	Convertible security.
(b)	Perpetual security with no stated maturity date.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	All or a portion of this security is on loan.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Preferred and Income Securities ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 40,850,184	$ 84,109,930 (a)	$ —	$ 4,183	$ 2,701	$ 124,966,998	124,904,546	$ 2,129,956 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	168,468,346	47,689,074 (a)	—	—	—	216,157,420	216,157,420	3,092,678	—
				$ 4,183	$ 2,701	$ 341,124,418		$ 5,222,634	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 1,101,093	$ —	$ 1,101,093
Preferred Securities
Preferred Stocks	13,927,409,656	—	—	13,927,409,656
Short-Term Securities
Money Market Funds	341,124,418	—	—	341,124,418
	$ 14,268,534,074	$ 1,101,093	$ —	$ 14,269,635,167

Currency Abbreviation
USD	United States Dollar

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Preferred and Income Securities ETF

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
LP	Limited Partnership
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate